Summary of Significant Accounting Policies - Warranty liabilities (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Warranty liabilities
Warranty - beginning of the period	¥ 4,720,712	¥ 3,912,224
Provision for warranty	381,220	605,736
Warranty costs incurred	(137,619)	(139,523)
Warranty - end of the period	¥ 4,964,313	¥ 4,378,437